Allowance for Loan Losses - Impaired Loans - Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 5,243	$ 7,717	$ 9,420
Interest Income Recognized	216	1,256	384
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,375	2,036	1,519
Interest Income Recognized	34	40	54
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,507	1,847	2,738
Interest Income Recognized	75	862	139
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	233	1,039	1,946
Interest Income Recognized	6	83	32
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,515	1,787	2,544
Interest Income Recognized	73	175	103
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			16
Interest Income Recognized		1
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	613	1,006	653
Interest Income Recognized	$ 28	95	56
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		$ 2	$ 4